Fair Values and Gross Unrealized Losses of Available-for-Sale Securities Aggregated by Investment Category (Detail) (USD $)	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 100,690
Gross Unrealized Losses	(34)
Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Fair Value	34,908
Gross Unrealized Losses	(12)
Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	65,782
Gross Unrealized Losses	$ (22)